Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Financial Instruments
Schedule of credit risk

	October 31, 2022	October 31, 2021
	$	$
Cash	1,582,384	1,114,033
Accounts Receivable	1,643,959	739,248
Total	3,226,343	1,853,281

Schedule of exposure to credit risk

	October 31, 2022	October 31, 2021
	$	$
Current	872,100	140,746
1-30 days	335,357	423,153
31 days-older	350,094	95,110
Total trade accounts receivable	1,557,552	659,009
Other receivables	86,407	80,239
Total accounts receivable	1,643,959	739,248

Schedule of working capital accounts

	October 31, 2022	October 31, 2021
	$	$
Cash	1,582,384	1,114,033
Current assets excluding cash	6,327,629	5,591,653
Total current assets	7,910,013	6,705,686
Current liabilities	(5,315,904)	(3,862,460)
Working capital	2,594,109	2,843,226

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	1,821,875	-	-
Lease liabilities	1,025,373	969,344	306,412
Debt	1,769,600	839,222	-
Business acquisition consideration payable	360,000	-	-
Interest payable	-	-	-
Unearned revenue	28,024
Income tax	311,032	-	-
Total	5,315,904	1,808,566	306,412

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,582,384	$-
Accounts receivable	Level 2	1,643,959	-
Marketable securities	Level 1	-	-

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,821,875	$-
Debt	Level 2	2,608,822	-
Interest payable	Level 2	-	-
Business acquisition consideration payable	Level 2	360,000